Statements of Income - Non-financial Services and Financial Services Businesses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	¥ 27,234,521	¥ 25,691,911	¥ 22,064,192
Eliminations	(22)	(32)	152
Costs and expenses
Selling, general and administrative	2,642,281	2,598,660	2,102,309
Total costs and expenses	24,483,957	23,399,799	20,743,304
Operating income	2,750,564	2,292,112	1,320,888
Other income (expense), net	142,264	148,968	82,761
Income before income taxes and equity in earnings of affiliated companies	2,892,828	2,441,080	1,403,649
Provision for income taxes	893,469	767,808	551,686
Equity in earnings of affiliated companies	308,545	318,376	231,519
Net income	2,307,904	1,991,648	1,083,482
Less - Net income attributable to noncontrolling interests	(134,566)	(168,529)	(121,319)
Net income attributable to Toyota Motor Corporation	2,173,338	1,823,119	962,163
Non Financial Services Businesses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	25,643,508	24,343,613	20,943,634
Costs and expenses
Cost of revenues	20,933,168	20,004,553	18,034,256
Selling, general and administrative	2,319,262	2,334,404	1,899,997
Total costs and expenses	23,252,430	22,338,957	19,934,253
Operating income	2,391,078	2,004,656	1,009,381
Other income (expense), net	136,797	140,067	79,837
Income before income taxes and equity in earnings of affiliated companies	2,527,875	2,144,723	1,089,218
Provision for income taxes	763,445	669,173	436,223
Equity in earnings of affiliated companies	306,749	316,612	230,078
Net income	2,071,179	1,792,162	883,073
Less - Net income attributable to noncontrolling interests	(130,172)	(164,709)	(119,359)
Net income attributable to Toyota Motor Corporation	1,941,007	1,627,453	763,714
Financial Services Business
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	1,661,149	1,421,047	1,170,670
Costs and expenses
Cost of revenues	955,380	840,905	633,306
Selling, general and administrative	343,936	285,251	221,544
Total costs and expenses	1,299,316	1,126,156	854,850
Operating income	361,833	294,891	315,820
Other income (expense), net	3,190	1,451	(970)
Income before income taxes and equity in earnings of affiliated companies	365,023	296,342	314,850
Provision for income taxes	130,049	98,589	116,033
Equity in earnings of affiliated companies	1,796	1,764	1,441
Net income	236,770	199,517	200,258
Less - Net income attributable to noncontrolling interests	(4,417)	(3,819)	(1,961)
Net income attributable to Toyota Motor Corporation	¥ 232,353	¥ 195,698	¥ 198,297